UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2011	(1)	3,095	3,392
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/2016	(1)	8,695	10,127
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.630%	3/1/2007	LOC	2,000	2,000
Boynton Beach FL Util. System Rev	5.375%	11/1/2013	(3)	2,400	2,637
Boynton Beach FL Util. System Rev	5.375%	11/1/2015	(3)	2,665	2,984
Boynton Beach FL Util. System Rev	5.500%	11/1/2018	(3)	3,125	3,622
Boynton Beach FL Util. System Rev	5.500%	11/1/2020	(3)	3,480	4,086
Boynton Beach FL Util. System Rev	6.250%	11/1/2020	(3)(ETM)	415	495
Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625%	10/1/2014	(1)	2,000	2,020
Brevard County FL Util. Rev	5.250%	3/1/2012	(3)	3,805	4,076
Brevard County FL Util. Rev	5.250%	3/1/2014	(3)	2,045	2,188
Broward County FL School Board COP	5.375%	7/1/2011	(4)(Prere.)	6,325	6,756
Broward County FL School Board COP	5.375%	7/1/2011	(4)(Prere.)	5,755	6,148
Broward County FL School Board COP	5.500%	7/1/2011	(4)(Prere.)	5,170	5,593
Broward County FL School Board COP	5.500%	7/1/2011	(4)(Prere.)	4,635	5,014
Broward County FL School Board COP	5.500%	7/1/2011	(4)(Prere.)	5,205	5,630
Broward County FL School Board COP	5.500%	7/1/2018	(4)	14,575	15,681
Broward County FL School Board COP	5.500%	7/1/2019	(4)	15,710	16,902
Cape Coral FL Water & Sewer Rev	5.000%	10/1/2027	(2)	7,470	8,060
Citrus County FL Water&Wastewater System Rev	5.000%	10/1/2025	(4)	3,670	3,982
Collier County FL School Board COP	5.375%	2/15/2012	(4)(Prere.)	5,725	6,164
Collier County FL School Board COP	5.375%	2/15/2012	(4)(Prere.)	5,695	6,132
Collier County FL School Board COP	5.375%	2/15/2012	(4)(Prere.)	5,000	5,384
Collier County FL School Board COP	5.375%	2/15/2012	(4)(Prere.)	5,000	5,374
Collier County FL School Board COP	6.250%	2/15/2013	(4)	12,500	14,127
Coral Springs FL Improvement Dist. Water&Sewer GO	6.000%	6/1/2010	(1)	2,325	2,406
Davie FL Water&Sewer Rev	6.375%	10/1/2012	(2)	2,500	2,754
Dunedin FL Util. System Rev	6.750%	10/1/2008	(3)	1,115	1,167
Dunedin FL Util. System Rev	6.750%	10/1/2010	(3)	2,465	2,680
Florida Board of Educ. Capital Outlay	5.500%	6/1/2014		10,000	10,788
Florida Board of Educ. Capital Outlay	5.375%	6/1/2017	(3)	4,010	4,331
Florida Board of Educ. Public Educ	5.375%	6/1/2015		12,000	12,946
Florida Board of Educ. Public Educ	5.000%	6/1/2032		12,050	12,704
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2010	(3)(Prere.)	8,475	9,107
Florida Board of Educ. Rev. (Lottery Rev.)	5.750%	7/1/2010	(3)(Prere.)	8,960	9,629
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2015	(2)	12,105	13,059
Florida Turnpike Auth. Rev	5.000%	7/1/2033		13,985	14,739
Hernando County FL Water&Sewer	5.000%	6/1/2029	(1)	4,000	4,239
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/2011	(Prere.)	10,000	11,056
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2031		4,000	4,166
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/2035		10,000	10,386
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2011	(4)	4,610	4,943
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2012	(4)	5,670	6,157
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2013	(4)	3,000	3,297
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2014	(4)	5,365	5,959
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/2015	(4)	3,945	4,419
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2026		4,800	5,167
Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/2034		10,870	11,391
Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/2019	(1)	17,850	21,688
Hillsborough County FL School Board COP	5.250%	7/1/2017	(1)	7,005	7,860
Hillsborough County FL School Board COP	5.500%	7/1/2018	(1)	14,945	17,134
Indian River County FL Water&Sewer Rev	6.500%	9/1/2008	(3)	2,540	2,610
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center)	5.000%	8/15/2027		7,620	7,980
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.600%	3/1/2007	LOC	4,055	4,055
Key West FL Util. Board Election Rev	5.000%	10/1/2031	(1)	4,375	4,695
Lakeland FL Electric&Water Rev	6.050%	10/1/2009	(4)	4,000	4,233
Lakeland FL Electric&Water Rev	6.550%	10/1/2009	(4)	4,000	4,276
Lakeland FL Electric&Water Rev	0.000%	10/1/2011	(1)	8,420	7,058
Lakeland FL Electric&Water Rev	0.000%	10/1/2012	(1)	2,020	1,628
Lakeland FL Electric&Water Rev	6.050%	10/1/2014	(4)	2,000	2,306
Lakeland FL Energy Systems Rev	5.000%	10/1/2031	(10)	11,600	12,402
Lakeland FL Water&Wastewater Rev	5.250%	10/1/2032		10,000	10,636
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.500%	11/15/2021		11,925	12,273
Lee County FL School Board COP	6.000%	8/1/2008	(4)	6,180	6,315
Lee County FL School Board COP	5.000%	8/1/2027	(4)	5,000	5,318
Lee County FL School Board COP	5.000%	8/1/2028	(4)	5,000	5,307
Miami Beach FL Water&Sewer Rev	5.625%	9/1/2017	(2)	2,550	2,726
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/2029	(2)	13,760	14,567
Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.000%	4/1/2031	(2)	10,910	11,529
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2027	(1)	10,000	10,610
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2028	(1)	10,890	11,562
Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/2029	(1)	4,065	4,316
Miami-Dade County FL School Board COP	5.500%	5/1/2011	(1)(Prere.)	3,840	4,138
Miami-Dade County FL School Board COP	5.500%	5/1/2011	(1)(Prere.)	2,460	2,651
Miami-Dade County FL School Board COP	5.500%	5/1/2011	(1)(Prere.)	2,650	2,856
Miami-Dade County FL School Board COP	5.000%	11/1/2031	(2)	20,000	21,309
Miami-Dade County FL School Board COP	5.000%	11/1/2031	(2)	7,885	8,401
Miami-Dade County FL School Board COP PUT	5.500%	5/1/2011	(1)	8,500	9,039
1 Miami-Dade County FL School Board TOB VRDO	3.700%	3/7/2007	(3)	9,165	9,165
Miami-Dade County FL Transit Sales Surtax Rev	5.000%	7/1/2031	(10)	5,000	5,338
Miramar FL Wastewater Improvement Assessment Rev	5.000%	10/1/2025	(1)	1,345	1,380
Ocala FL Water&Sewer Rev	6.000%	10/1/2010	(2)	2,005	2,099
Ocala FL Water&Sewer Rev	5.750%	10/1/2011	(3)(Prere.)	13,605	14,911
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/2012	(Prere.)	5,000	5,615
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/2035		6,340	6,689
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2009	(1)(ETM)	4,935	5,252
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2009	(1)	2,045	2,165
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2010	(1)(ETM)	5,260	5,718
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2010	(1)	2,175	2,350
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2011	(1)	1,875	2,068
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2011	(1)(ETM)	2,765	3,065
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013	(1)	1,890	2,151
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2013	(1)(ETM)	3,160	3,631
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016	(1)(ETM)	3,890	4,595
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016	(1)(ETM)	95	111
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2016	(1)	1,515	1,773
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2018	(1)	6,770	8,172
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/2021	(1)	11,500	14,252
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/2039		9,000	9,524
Orange County FL School Board COP	5.375%	8/1/2007	(1)(Prere.)	3,140	3,194
Orange County FL School Board COP	6.000%	8/1/2010	(2)(Prere.)	3,500	3,758
Orange County FL School Board COP	6.000%	8/1/2010	(2)(Prere.)	3,955	4,246
Orange County FL School Board COP	6.000%	8/1/2010	(2)(Prere.)	3,170	3,403
Orange County FL School Board COP	5.375%	8/1/2022	(1)	1,185	1,204
Orange County FL School Board COP	5.000%	8/1/2030	(3)	5,000	5,325
Orange County FL Tourist Dev. Rev	5.900%	10/1/2010	(1)(ETM)	835	898
Orlando&Orange County FL Expressway Auth	6.500%	7/1/2010	(3)	2,000	2,176
Orlando&Orange County FL Expressway Auth	8.250%	7/1/2014	(3)	3,000	3,868
Orlando&Orange County FL Expressway Auth	8.250%	7/1/2015	(3)	8,360	11,040
Orlando FL Util. Comm. Water&Electric Rev	5.250%	10/1/2014	(ETM)	5,000	5,514
Orlando FL Util. Comm. Water&Electric Rev	6.750%	10/1/2017	(ETM)	12,700	15,146
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2014	(3)	16,300	19,890
Palm Beach County FL Criminal Justice Fac. Rev	7.200%	6/1/2015	(3)	3,000	3,732
Palm Beach County FL Health Fac. Auth. Hosp. Rev	5.625%	12/1/2031		16,500	17,529
Palm Beach County FL Rev. (Raymond F. Kravis Center for the Performing Arts, Inc.) VRDO	3.600%	3/7/2007	LOC	5,000	5,000
Palm Beach County FL School Board COP	6.000%	8/1/2010	(3)(Prere.)	7,495	8,113
Palm Beach County FL School Board COP	5.250%	8/1/2012	(4)(Prere.)	4,050	4,354
Palm Beach County FL School Board COP	5.375%	8/1/2012	(4)(Prere.)	8,190	8,854
Palm Beach County FL School Board COP	5.375%	8/1/2012	(4)(Prere.)	4,500	4,865
Palm Beach County FL School Board COP	5.375%	8/1/2012	(4)(Prere.)	4,430	4,789
Palm Beach County FL School Board COP	5.250%	8/1/2018	(4)	2,300	2,457
Palm Beach County FL School Board COP	5.000%	8/1/2027	(3)	8,740	9,440
Palm Beach County FL Water&Sewer	5.000%	10/1/2031		24,605	26,447
Palm Beach County FL Water&Sewer	5.000%	10/1/2036		6,500	6,971
Pasco County FL Water&Sewer Rev	5.000%	10/1/2036	(4)	10,000	10,677
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.630%	3/1/2007	LOC	2,650	2,650
Polk County FL Public Fac. Rev	5.000%	12/1/2030	(1)	17,835	19,032
Polk County FL Util. System Rev	5.250%	10/1/2021	(3)	3,620	3,910
Sarasota County FL Util. System Rev	7.000%	10/1/2009	(3)	6,260	6,667
Seacoast FL Util. Auth. Water&Sewer Rev	5.500%	3/1/2017	(3)	2,400	2,749
Seacoast FL Util. Auth. Water&Sewer Rev	5.500%	3/1/2019	(3)	3,595	4,172
Seminole County FL Sales Tax Rev	5.250%	10/1/2031	(1)	10,500	12,414
Seminole County FL Water&Sewer Rev	6.000%	10/1/2009	(1)	1,800	1,882
Seminole County FL Water&Sewer Rev	6.000%	10/1/2012	(1)	5,000	5,469
Seminole County FL Water&Sewer Rev	6.000%	10/1/2019	(1)	2,350	2,737
Seminole County FL Water&Sewer Rev	6.000%	10/1/2019	(1)(ETM)	4,000	4,683
Seminole County FL Water&Sewer Rev	5.000%	10/1/2036		5,000	5,346
South Broward FL Hosp. Dist. Rev	5.625%	5/1/2032	(1)	12,000	12,995
South Florida Water Management Dist	5.000%	10/1/2036	(2)	10,000	10,658
South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South Group)	5.500%	11/15/2033		10,000	10,730
St. John's County FL IDA Health Care (Vicars Landing Project)	5.000%	2/15/2017		1,765	1,854
St. Lucie County FL Util. System Rev	6.500%	10/1/2008	(3)(ETM)	4,910	5,046
St. Lucie County FL Util. System Rev	5.500%	10/1/2015	(3)(ETM)	5,000	5,472
2 St. Lucie County FL Util. System Rev	6.000%	10/1/2020	(3)(ETM)	5,515	6,661
Sunrise FL Util. System Rev	5.200%	10/1/2022	(2)	17,805	20,038
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.630%	3/1/2007	(2)	3,320	3,320
Tallahassee FL Energy System Rev	5.250%	10/1/2013	(4)	4,380	4,766
Tallahassee FL Energy System Rev	5.250%	10/1/2014	(4)	3,980	4,373
Tallahassee FL Energy System Rev	5.250%	10/1/2015	(4)	5,240	5,798
Tamarac FL Water&Sewer Util. Rev	5.900%	10/1/2011	(3)	3,420	3,609
Tampa Bay FL Water Util. System Rev	5.250%	10/1/2017	(3)	5,000	5,620
Tampa Bay FL Water Util. System Rev	5.500%	10/1/2024	(3)	23,180	27,704
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011	(1)	4,575	4,772
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/2035	(3)	2,900	3,058
Outside Florida:
Puerto Rico Convention Center Dist. Auth. Hotel Occupancy Tax Rev	5.000%	7/1/2027	(11)	8,400	9,063
Puerto Rico GO	5.250%	7/1/2016		5,000	5,361
Puerto Rico GO	5.250%	7/1/2018		6,500	6,949
Puerto Rico GO	5.250%	7/1/2019		5,000	5,351
Puerto Rico GO	5.000%	7/1/2034		4,200	4,402
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/2040		24,000	25,709
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2027	(2)	15,050	18,171
Puerto Rico Muni. Finance Agency	6.000%	8/1/2009	(4)(Prere.)	6,000	6,392
Puerto Rico Muni. Finance Agency	5.250%	8/1/2018	(4)	5,000	5,373
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012	(2)	12,000	12,708

Total Municipal Bonds (Cost $1,111,017)					1,168,120

Other Assets and Liabilities—Net (1.0%)					11,958

Net Assets (100%)					1,180,078

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the value of this security represented 0.8% of net assets.
2	Securities with a value of $1,691,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $1,116,994,000. Net unrealized appreciation of investment securities for tax purposes was $51,126,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(195)	22,023	(267)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD FLORIDA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.